GOING CONCERN (Details) (USD $)	0 Months Ended	12 Months Ended		24 Months Ended
	May 31, 2011	May 31, 2013	May 31, 2012	May 31, 2013
GOING CONCERN [Abstract]
Net Loss	$ (3,108)	$ (13,499)	$ (4,868)	$ (21,475)